Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Expense [Abstract]
Operating lease expense	¥ 595,032	¥ 340,744	¥ 125,867
Short-term lease expense	265,800	102,901	30,201
Total operating lease expenses	860,832	443,645	156,068
Finance Lease Expense [Abstract]
Amortization expense	25,046	0	0
Interest expense	22,846	0	0
Total finance lease expenses	47,892	0	0
Total lease expenses	¥ 908,724	¥ 443,645	¥ 156,068